SCHEDULE OF FINANCE LEASE (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Leases
Right-of-use assets, costs	$ 172,170	$ 172,170	$ 205,523	$ 205,523
Accumulated amortization	(51,256)	(17,217)		(106,194)
Right-of-use assets, net	$ 120,914	$ 154,953		$ 99,329